Summary of significant accounting policies (Details 5)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Total	$ 2,446,714	¥ 17,587,961	¥ 3,797,862
Shanghai Weimu [Member]
Total	625,318	4,495,040	3,065,579
Viwo Tech [Member]
Total	1,821,396	13,092,921	741,356
Vize Technology Limited [Member]
Total			¥ (9,073)